Allowance for credit losses - Allowance for loan losses - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) loans NumberOfCustomer	Dec. 31, 2019 USD ($) loans
Financing Receivable
Troubled debt restructurings	$ 1,668,368	$ 1,587,684
Aggregated unpaid principal balance		$ 1,223,205
Loan count | loans	679	582
Commercial Loans
Financing Receivable
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	$ 14,000	$ 14,000
COVID-19
Financing Receivable
Percent of deferral payment expired	97.00%
COVID-19 | Payment Deferral
Financing Receivable
Troubled debt restructurings	$ 35,000
Loan receivables granted for moratorium	8,300,000
COVID-19 | Curent on payment
Financing Receivable
Loan payment moratorium - aggregate book value	$ 6,900,000
number of loans | loans	115,079
Percent of loans on payment	94.00%
COVID-19 | Loan payment moratorium Completed
Financing Receivable
Number of loans | loans	127,857
Loan payment moratorium - aggregate book value	$ 7,800,000
COVID-19 | Loan Payment Moratorium Remaining
Financing Receivable
Number of loans | loans	4,359
Loan payment moratorium - aggregate book value	$ 500,000
COVID-19 | Retail
Financing Receivable
Number of customers | NumberOfCustomer	127,117
Loan receivables granted for moratorium	$ 4,400,000
COVID-19 | Commercial Loans
Financing Receivable
Number of customers | NumberOfCustomer	5,099
Loan receivables granted for moratorium	$ 3,900,000
Note A / B Split
Financing Receivable
Troubled debt restructurings	32,900	9,000
Aggregated unpaid principal balance	35,100	9,100
Loans restructuring charge offs	$ 300	$ 0
Number of loans | loans	10	4
Note A / B Split | Discounted payoff
Financing Receivable
Aggregated unpaid principal balance	$ 1,700
Number of loans | loans	1
Mortgages
Financing Receivable
Troubled debt restructurings	$ 1,195,965	$ 1,139,597
Aggregated unpaid principal balance		$ 624,368
Loan count | loans	249	63
Commercial
Financing Receivable
Troubled debt restructurings	$ 362,797	$ 349,448